Research and development expense	12 Months Ended
Dec. 31, 2021
Disclosure of research and development expense [text block] [Abstract]
Research and development expense

20. Research and development expense

	December 31, 2021	December 31, 2020	December 31, 2019
Pre-clinical projects	587,019	242,617	182,346
Clinical projects	2,957,752	476,972	993,085
Product and process development	1,100,453	614,744	481,453
Employee benefits and expenses	1,897,155	1,120,814	1,373,543
Lease expenses from short-term lease	—	34,147	26,057
Patents and trademarks	465,587	246,592	168,367
Regulatory projects	354,507	110,612	80,347
Impairment intangible assets	1,529,929	—	—
Depreciation tangible assets	46,635	16,481	20,083
Total research and development expense	8,939,037	2,862,979	3,325,281

Research and development expenses were capitalized in the amount of CHF 2,839,369 during 2021 compared to CHF 2,343,677 in 2020.